Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: August 12, 2024

Payment Date	8/15/2024
Collection Period Start	7/1/2024
Collection Period End	7/31/2024
Interest Period Start	7/15/2024
Interest Period End	8/14/2024

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$190,676,702.41	$19,596,383.65	$171,080,318.76	0.366968	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$336,759,702.41	$19,596,383.65	$317,163,318.76

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$340,150,912.40	$320,554,528.75	0.236313
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$340,150,912.40	$320,554,528.75
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$190,676,702.41	0.77000%	30/360	$122,350.88
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$336,759,702.41			$263,424.63

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$340,150,912.40	$320,554,528.75
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$340,150,912.40	$320,554,528.75
Number of Receivables Outstanding	36,241	35,397
Weighted Average Contract Rate	3.86%	3.87%
Weighted Average Remaining Term (months)	28.7	27.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,102,255.70
Principal Collections	$19,412,423.89
Liquidation Proceeds	$73,270.30
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$20,587,949.89
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$20,587,949.89

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$283,459.09	$283,459.09	$—	$—	$20,304,490.80
Interest - Class A-1 Notes	$—	$—	$—	$—	$20,304,490.80
Interest - Class A-2 Notes	$—	$—	$—	$—	$20,304,490.80
Interest - Class A-3 Notes	$122,350.88	$122,350.88	$—	$—	$20,182,139.92
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$20,090,801.92
First Allocation of Principal	$—	$—	$—	$—	$20,090,801.92
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$20,076,219.54
Second Allocation of Principal	$—	$—	$—	$—	$20,076,219.54
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$20,060,055.77
Third Allocation of Principal	$2,641,173.66	$2,641,173.66	$—	$—	$17,418,882.11
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,399,892.51
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,835,892.51
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,835,892.51
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$444,682.52
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$444,682.52
Remaining Funds to Certificates	$444,682.52	$444,682.52	$—	$—	$—
Total	$20,587,949.89	$20,587,949.89	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$340,150,912.40	$320,554,528.75
Note Balance	$336,759,702.41	$317,163,318.76
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	20	$183,959.76
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	99	$73,270.30
Monthly Net Losses (Liquidation Proceeds)			$110,689.46
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.20%
Preceding Collection Period			0.11%
Current Collection Period			0.40%
Four-Month Average Net Loss Ratio			0.19%
Cumulative Net Losses for All Periods			$2,338,372.34
Cumulative Net Loss Ratio			0.17%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.47%	119	$1,496,784.55
60-89 Days Delinquent	0.19%	52	$601,415.47
90-119 Days Delinquent	0.03%	8	$92,936.38
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.68%	179	$2,191,136.40

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$124,571.45
Total Repossessed Inventory		12	$178,060.02

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		60	$694,351.85
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.25%
Current Collection Period			0.22%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.23	0.07%	22	0.06%